STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	9 Months Ended	0 Months Ended
	Aug. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 16, 2014	Jun. 16, 2014	Oct. 30, 2015	Jul. 31, 2015	Apr. 25, 2014	Jul. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	10,101					30,021
Stock Issued During Period, Shares, Issued for Services	81,414
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)	$ 3.96					$ 4.46
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount							$ 2,501,457
Allocated Share-based Compensation Expense		288,469	90,600	355,341	271,800	305,236	2,229,657
Deferred Compensation Share-based Arrangements, Liability, Current						100,308	271,800
Employee Benefits and Share-based Compensation, Total				2,653,876	405,544	405,544
Professionals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				319,269				202,020	117,248
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price								$ 7.43	$ 4.26
Professional Services [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization of Deferred Charges										1,500,000
Staff [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization of Deferred Charges											$ 765,009
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												130,567	30,021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price												$ 4.26	$ 4.46
Maximum [Member] | Professionals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 7.43		$ 7.43
Minimum [Member] | Professionals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 3.96		$ 3.96